Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions (Detail) - USD ($)
$ in Millions
	Jun. 30, 2019	Jun. 30, 2018
Provisions [abstract]
Employee benefits	$ 1,140	$ 1,232
Restructuring	78	8
Post-retirement employee benefits	493	449
Total provisions	1,711	1,689
Current	1,154	1,148
Non-current	$ 557	$ 541